Leases	12 Months Ended
Dec. 31, 2025
Leases.
Right-of-Use Assets and Leases

16. Leases

Right-of-use Assets:

Right-of-use assets are presented within Property, Plant and Equipment.

ROU assets by asset class:

Plant and
($ millions)	Equipment
Cost
At December 31, 2023	5 206
Additions and adjustments	963
Disposals	(54)
Foreign exchange	28
At December 31, 2024	6 143
Additions and adjustments	923
Disposals	(50)
Foreign exchange	(18)
At December 31, 2025	6 998
Accumulated provision
At December 31, 2023	(1 538)
Depreciation	(444)
Disposals	32
Foreign exchange	(15)
At December 31, 2024	(1 965)
Depreciation	(661)
Disposals	19
Foreign exchange	7
At December 31, 2025	(2 600)
Net ROU assets
At December 31, 2024	4 178
At December 31, 2025	4 398

Lease Liabilities:

	December 31	December 31
($ millions)	2025	2024
Total lease liabilities(1)(2)	4 517	4 344
Current portion of long-term lease liabilities	(638)	(599)
Long-term lease liabilities	3 879	3 745
(1)	Lease liabilities include $286 million related to pipelines transporting crude to market using third parties.
(2)	Interest rates range from 1.4% to 13.4% and maturity dates from 2026 to 2065.

Other lease-related items recognized in the Consolidated Statements of Comprehensive Income:

There were no leases with residual value guarantees. For the year ended December 31, 2025, total cash outflow for leases was $690 million in lease liability payments and $268 million in interest expense on leases liabilities (2024 – $471 million and $256 million, respectively).